RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (Details)	12 Months Ended
Jun. 30, 2015
Future [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative term of contract	1 year
Swap [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative term of contract	5 years